STOCKHOLDERS' EQUITY (Details) - USD ($)										1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 18, 2015	Aug. 31, 2015	Jul. 01, 2015	Jun. 26, 2015	Apr. 27, 2015	Apr. 24, 2015	Dec. 12, 2014	Dec. 02, 2014	Jan. 05, 2014	Sep. 19, 2013	Sep. 19, 2013	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
STOCKHOLDERS' EQUITY (Details) [Line Items]
Treasury Stock, Shares, Acquired									1,750,000
Stock Repurchased and Retired During Period, Shares								1,185,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number													973,000
Warrants, Expiration Period												3 years
Common Stock, Par or Stated Value Per Share (in Dollars per share)												$ 0.001	$ 0.001	$ 0.001
Incentive Plan [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Description												On October 29, 2014, the Board authorized the adoption of and on June 26, 2015, our stockholders ratified our 2014 Equity Incentive Plan (the “Incentive Plan”). The Incentive Plan provides for the issuance of up to 10 million shares of our common stock, and is designed to provide an additional incentive to executives, employees, directors and key consultants, aligning our long term interests with participants. In April 2016, we filed a Registration Statement on Form S-8 (the “Registration Statement”), which automatically became effective in May 2016. The Registration Statement relates to 10,000,000 shares of our common stock, which are issuable pursuant to, or upon exercise of, options that have been granted or may be granted under our Incentive Plan.Share-based compensation costs for award grants to employees and directors (“Employee Awards”) are recognized on a straight-line basis over the service period for the entire award, with the amount of compensation cost recognized at any date equaling at least the portion of the award that is vested.	On October 29, 2014, the Board authorized the adoption of and on June 26, 2015, our stockholders ratified our 2014 Equity Incentive Plan (the “Incentive Plan”). The Incentive Plan provides for the issuance of up to 10 million shares of our common stock, and is designed to provide an additional incentive to executives, employees, directors and key consultants, aligning our long term interests with participants.Share-based compensation costs for award grants to employees and directors (“Employee Awards”) are recognized on a straight-line basis over the service period for the entire award, with the amount of compensation cost recognized at any date equaling at least the portion of the award that is vested.
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				10,000,000									10,000,000
Employee Stock Ownership Plan (ESOP), Compensation Expense (in Dollars)													$ 1,500,783
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)												$ 3,658,000	$ 1,393,459
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period													292 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition												8 months
Hourly Employee [Member] | Incentive Plan [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Estimated Options Forfeiture Rate													25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross													282,000
Warrants Consulting Services [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Employee Stock Ownership Plan (ESOP), Compensation Expense (in Dollars)													$ 77,918
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)													$ 9,885
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period													146 days
Warrants to purchase	7,500	5,000	25,000	25,000	20,000	20,000	150,000
ExercisePrice (in Dollars per share)	$ 0.60	$ 1.03	$ 1.88	$ 2.10	$ 3.49	$ 3.75	$ 4.40
Sale of Stock, Price Per Share (in Dollars per share)												$ 0.67
Stock Repurchased During Period, Shares												100,000
Warrants, Expiration Period												5 years
Fair Value Adjustment of Warrants (in Dollars)												$ 55,100
Chief Financial Officer [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Warrants to purchase				25,000
ExercisePrice (in Dollars per share)				$ 2.10
IPG $4.50 Warrants [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Warrants to purchase													250,000
ExercisePrice (in Dollars per share)													$ 4.50
Warrants, Fair Value (in Dollars)													$ 421,000
Sale of Stock, Price Per Share (in Dollars per share)												$ 4.50
Stock Repurchased During Period, Shares												250,000
IPG $5.00 Warrants [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Warrants to purchase													250,000
ExercisePrice (in Dollars per share)													$ 5.00
Warrants, Fair Value (in Dollars)													$ 412,000
Sale of Stock, Price Per Share (in Dollars per share)												$ 5.00
Stock Repurchased During Period, Shares												250,000
Series A [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Warrants to purchase										266,000			707,000
ExercisePrice (in Dollars per share)													$ 10.00
Stock Issued During Period, Shares, New Issues										266,000			707,000
Sale of Stock, Price Per Share (in Dollars per share)										$ 1.00	$ 1.00		$ 1.00
Consulting Awards [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)												$ 2,600
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition												3 months
IPG Incentive Warrants [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Warrants Issued During Period, Shares, New Issues												500,000
2013 Warrants [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues											973,000
Sale of Stock, Price Per Share (in Dollars per share)										10.00	$ 10.00
Warrants Issued During Period, Shares, New Issues											973,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)										$ 1.00	$ 1.00